Fair Value of Financial Assets - Summary of assets measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash equivalents:
Totals	$ 279,155	$ 15,076	$ 74,809
Marketable securities:
Marketable securities	221,761		67,565
Level 1
Cash equivalents:
Totals	57,394	15,076	7,244
Level 2
Cash equivalents:
Totals	221,761		67,565
Money Market Funds
Cash equivalents:
Cash equivalents	57,394	15,076	7,244
Money Market Funds | Level 1
Cash equivalents:
Cash equivalents	57,394	$ 15,076	7,244
U.S. treasury securities
Marketable securities:
Marketable securities	132,200		67,565
U.S. treasury securities | Level 2
Marketable securities:
Marketable securities	132,200		$ 67,565
U.S. government agency bonds
Marketable securities:
Marketable securities	11,997
U.S. government agency bonds | Level 2
Marketable securities:
Marketable securities	11,997
Commercial paper
Marketable securities:
Marketable securities	59,891
Commercial paper | Level 2
Marketable securities:
Marketable securities	59,891
Corporate debt securities
Marketable securities:
Marketable securities	17,673
Corporate debt securities | Level 2
Marketable securities:
Marketable securities	$ 17,673